Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	₨ 2,841,339	₨ 2,664,836
India [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	2,841,339	2,664,836
Other geographical [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.